Cash and Deposits with Financial Institutions - Summary of Cash and Deposits with Financial Institutions (Parenthetical) (Detail) - CAD ($) $ in Millions	Apr. 30, 2026	Jan. 31, 2026	Oct. 31, 2025
Cash and Deposits with Financial Institutions [member]
Cash And Cash Equivalents And Short-term Deposits [line items]
Net of allowances	$ 3	$ 3	$ 4